CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (Loss) income	$ (2,595,941)	$ 515,014	$ (13,877,363)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	379,539	1,803,031	3,772,121
Provision (reversal) for credit losses	(90,526)	108,146	240,658
Impairment loss of investment	0	0	248,140
Share-based compensation expense	704,565	1,820,628	3,716,319
Amortization of issuance cost and debt discounts related to convertible notes	51,797	1,337,672	5,647,358
Change in fair value of derivatives		(553,707)	(1,108,648)
Gain on disposal of property and equipment	(386,915)	(199,442)	(33,817)
Noncash lease expense	298,002	1,193,216	1,580,933
Share of loss in equity method investment		62,217	65,084
Changes in assets and liabilities:
Accounts receivable	2,687,831	15,841,979	6,993,094
Prepaid expenses and other current assets	1,090,622	5,804,641	1,397,809
Other non-current assets	(106,459)	636,892	177,780
Accounts payable	(3,613,124)	(17,484,903)	(48,466,953)
Accrued salary and benefits	(2,831,392)	(9,525)	(4,807,311)
Accrued expenses and other current liabilities	(2,175,269)	(6,629,926)	(2,178,255)
Operating lease liabilities	(322,991)	(885,014)	(1,839,838)
Deferred revenue	485,700	(1,945,855)	(2,429,459)
Other non-current liabilities	(136,118)	(113,866)	(141,341)
Net cash (used in) provided by operating activities	(6,560,679)	1,301,198	(51,043,689)
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(76,458)	(1,294)	(1,464,575)
Proceeds from disposal of property and equipment	1,022,200	569,447	133
Purchases of long-term investments		(57,433)	(314,091)
Proceeds from reclaim of long-term investments	14,314	11,139
Net cash (used in) provided by investing activities	960,056	521,859	(1,778,533)
Cash flows from financing activities:
Proceeds from short-term borrowings	1,422,613	6,255,905	83,146,674
Repayment of short-term borrowings	(1,573,396)	(14,126,509)	(85,229,391)
Proceeds from issuance of ordinary shares upon exercise of options		542	81,339
Proceeds from issuance of convertible notes, net of debt discounts and issuance cost of US$2.8 million			27,175,000
Repayment of convertible notes	(1,806,453)	(3,745,955)	(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering			1,390,000
Cash paid for issuance costs			(159,624)
Payment of share repurchase			(1,322,195)
Net cash provided by (used in) financing activities	(1,957,236)	(11,616,017)	20,899,885
Net decrease in cash, cash equivalents, and restricted cash	(7,557,859)	(9,792,960)	(31,922,337)
Cash, cash equivalents, and restricted cash at beginning of year	9,785,131	18,431,209	49,622,714
Effect of exchange rate changes on cash, cash equivalents and restricted cash	249,299	1,146,882	730,832
Cash, cash equivalents, and restricted cash at end of year	2,476,571	9,785,131	18,431,209
Supplemental disclosure of cash flow information:
Income taxes paid	26,736	3,159	51,970
Interest paid	86,893	504,134	721,276
Cash paid for amounts included in the measurement of operating lease liabilities	$ 409,100	927,257	1,666,271
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		759,530	199,474
Supplemental disclosure of noncash investing and financing activities:
Purchases of property and equipment included in payables			54,814
Conversion of convertible notes into ordinary shares		$ 5,012,952	17,473,045
Deemed dividend from issuance of convertible notes			1,368,866
Commitment fees on convertible notes through issuance of treasury shares			$ 329,150